     As filed with the Securities and Exchange Commission on April 26, 2000.
                                                             File No. 333-69489
                                                                       811-4732

                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D. C. 20549

                             FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

      Pre-Effective Amendment No. ___                                       [ ]
      Post-Effective Amendment No. _3_                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No. 153                                                     [X]

                    HARTFORD LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT TWO
                      (Exact Name of Registrant)

                    HARTFORD LIFE INSURANCE COMPANY
                          (Name of Depositor)

                             P.O. Box 2999
                        Hartford, CT  06104-2999
                (Address of Depositor's Principal Offices)

                            (860) 843-6733
             (Depositor's Telephone Number, Including Area Code)

                          Marianne O'Doherty
                            Hartford Life
                            P.O. Box 2999
                       Hartford, CT  06104-2999
                (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

   ___ immediately upon filing pursuant to paragraph (b) of Rule 485
   _X_ on May 1, 2000 pursuant to paragraph (b) of Rule 485
   ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ___ on , 2000 pursuant to paragraph (a)(1) of Rule 485
   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                        CROSS REFERENCE SHEET
                      PURSUANT TO RULE 495(A)


    N-4 Item No.              Prospectus Heading

1.   Cover Page                   Hartford Life Insurance Company -
                                  Separate Account Two

2.   Definitions                  Glossary of Special Terms

3.   Synopsis or Highlights       Summary

4.   Condensed Financial          Yield Information
     Information

5.   General Description of       Hartford Life Insurance Company, The Separate
     Registrant                   Account, The Fixed Accounts, and The Funds

6.   Deductions                   Contract Charges

7.   General Description of       The Contract, The Separate Account, The
     Annuity Contracts            Fixed Accounts, and Surrenders

8.   Annuity Period               Settlement Provisions

9.   Death Benefit                Death Benefits

10.  Purchases and Contract       The Contract, and
     Value                        Contract Value

11.  Redemptions                  Surrenders

12.  Taxes                        Federal Tax Considerations

13.  Legal Proceedings            Legal Matters and Experts

14.  Table of Contents of the     Table of Contents to
     Statement of Additional      Statement of Additional
     Information                  Information

15.  Cover Page                   Part B; Statement of Additional
                                  Information

16.  Table of Contents            Table of Contents

17.  General Information and      Summary
     History

18.  Services                     None

19.  Purchase of Securities       Distribution of Contracts
     being Offered

20.  Underwriters                 Distribution of Contracts

21.  Calculation of Performance   Calculation of Yield and Return
     Data

22.  Annuity Payments             Settlement Provisions

23.  Financial Statements         Financial Statements

24.  Financial Statements and     Financial Statements and
     Exhibits                     Exhibits

25.  Directors and Officers of    Directors and Officers of the
     the Depositor                Depositor

26.  Persons Controlled by or     Persons Controlled by or Under
     Under Common Control with    Common Control with the Depositor
     the Depositor or Registrant  or Registrant

27.  Number of Contract Owners    Number of Contract Owners

28.  Indemnification              Indemnification

29.  Principal Underwriters       Principal Underwriters

30.  Location of Accounts and     Location of Accounts and Records
     Records

31.  Management Services          Management Services

32.  Undertakings                 Undertakings

                                    PART A

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 3 by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-69489), as filed on April 7, 2000.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  All financial statements are incorporated by reference. (1)

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (2)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement. (3)

          (3)  (b) Form of Dealer Agreement. (3)

          (4)  Form of Variable Annuity Contract. (4)

          (5)  Form of Application. (4)

          (6)  (a) Certificate of Incorporation of Hartford. (5)

          (6)  (b) Bylaws of Hartford. (2)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.


---------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-69489, filed on April 7, 2000.

(2) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-69489, filed on April 12, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Power of Attorney. (1)

          (16) Organizational Chart. (1)

Item 25.   Directors and Officers of the Depositor

-------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer
                                             and Treasurer, Director*
-------------------------------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
-------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------------
Donald A. Salama                             Vice President
-------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
-------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of January 31, 2000, there are 245,333 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:
          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
           (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
           (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
           (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
           (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
           Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
           Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

              Name and Principal                Positions and Offices
               Business Address                   With Underwriter
              ------------------                ---------------------
          David A. Carlson                 Vice President
          Peter W. Cummins                 Senior Vice President
          David T. Foy                     Treasurer
          Lynda Godkin                     Senior Vice President, General
                                           Counsel and Corporate Secretary
          George R. Jay                    Controller
          Robert A. Kerzner                Executive Vice President
          Thomas M. Marra                  Executive Vice President, Director
          Paul E. Olson                    Supervising Registered Principal
          Lowndes A. Smith                 President and Chief Executive
                                           Officer, Director

          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

              (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

              (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

              (c) The Registrant hereby undertakes to deliver any Statement of
                  Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

              The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of April, 2000.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

*By: Thomas M. Marra                             *By: /s/ Marianne O'Doherty
     -----------------------------------------       ---------------------------
     Thomas M. Marra, President                      Marianne O'Doherty
                                                     Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
     -----------------------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*
Thomas M. Marra, President, Director*           By: /s/ Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,         --------------------------
     Director*                                     Marianne O'Doherty
Raymond P. Welnicki, Senior Vice President,        Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,     Date:  April 26, 2000
     Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)      Consent of Arthur Andersen LLP, Independent Public Accountants.